Listing and related expenses	12 Months Ended
Mar. 31, 2019
Listing and related expenses
Listing and related expenses

44.  Listing and related expenses

Listing and related expenses items include:

•	Listing expense amounting to Nil (March 31, 2018: Nil and March 31, 2017: 4,069,760). Also refer to Note 43.
•	Transaction costs for consummation of business combination amounting to Nil (March 31, 2018: Nil and March 31, 2017: INR 172,474).
•

Contingent dividend (basis reassessment of fair valuation) amounting to Nil  (March 31, 2018: Nil and March 31, 2017:  INR 292) towards contingent dividend payable to holders of certain share options and share warrants.